Income tax incurred and deferred: (Details 5) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current tax assets, current	$ 345,730	$ 82,891
Income tax
Current tax assets, current	$ 345,730	74,885
Asset tax
Current tax assets, current		$ 8,006